AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.2%
	Australia - 12.6%
6,328	AGL Energy, Ltd.	$37,003
5,626	Dexus	37,374
2,953	Fortescue Metals Group, Ltd.	37,791
552	Rio Tinto, Ltd.	37,682
1,531	Sonic Healthcare, Ltd.	36,612
13,932	Stockland	37,429
1,718	Woodside Energy Group, Ltd.	38,338
		262,229
	Austria - 3.6%
824	BAWAG Group AG (a)	37,758
875	OMV AG	36,955
		74,713
	Denmark - 1.9%
15	AP Moller - Maersk A/S - Class B	40,654

	Finland - 1.7%
3,190	Fortum Oyj	35,503

	France - 7.3%
826	BNP Paribas SA	38,743
4,255	Credit Agricole SA	38,956
3,581	Orange SA	36,503
747	TotalEnergies SE	37,901
		152,103
	Germany - 7.3%
1,083	Covestro AG (a)	36,695
1,327	Fresenius SE & Company KGaA	33,759
127	Hapag-Lloyd AG (a)	43,381
662	Mercedes-Benz Group AG	38,624
		152,459
	Hong Kong - 7.0%
6,000	CK Infrastructure Holdings, Ltd.	37,605
26,000	HKT Trust & HKT, Ltd. - SS	36,434
1,000	Orient Overseas International, Ltd.	34,777
6,500	Swire Pacific, Ltd. - Class A	36,972
		145,788
	Israel - 2.0%
819	ZIM Integrated Shipping Services, Ltd.	40,803

	Italy - 7.4%
2,534	Assicurazioni Generali SpA	37,685
5,806	Banca Mediolanum SpA	38,185
3,302	Eni SpA	39,446
13,319	Hera SpA	38,053
		153,369
	Japan - 18.3%
1,700	BIPROGY, Inc.	35,997
1,900	Brother Industries, Ltd.	35,228
400	Daito Trust Construction Company, Ltd.	37,680
3,700	Inpex Corporation	41,748
2,100	Japan Tobacco, Inc.	37,514
500	Kawasaki Kisen Kaisha, Ltd.	36,551
1,100	Lawson, Inc.	38,807
600	SCREEN Holdings Company, Ltd.	42,873
2,400	Seiko Epson Corporation	35,681
1,300	Takeda Pharmaceutical Company, Ltd.	38,178
		380,257
	Luxembourg - 1.8%
11,623	Aroundtown SA	37,036

	Netherlands - 1.9%
2,864	Stellantis NV	40,656

	Norway - 1.8%
3,148	Telenor ASA	38,098

	Spain - 3.6%
1,977	Red Electrica Corporation SA	38,765
8,263	Telefonica SA	36,709
		75,474
	Sweden - 1.8%
4,987	Telefonaktiebolaget LM Ericsson - Class B	37,601

	Switzerland - 1.8%
431	Novartis AG	36,977

	United Kingdom - 14.4%
1,154	Anglo American plc	41,427
6,155	Barratt Developments plc	37,525
900	British American Tobacco plc	35,271
1,765	GSK plc	37,102
1,659	Imperial Brands plc	36,319
644	Rio Tinto plc	38,592
11,860	Tesco plc	37,900
23,846	Vodafone Group plc	35,054
		299,190
	TOTAL COMMON STOCKS (Cost $2,191,103)	2,002,910

	PREFERRED STOCKS - 3.6%
	Germany - 3.6%
498	Bayerische Motoren Werke AG	37,525
269	Volkswagen AG	37,660
		75,185
	TOTAL PREFERRED STOCKS (Cost $75,230)	75,185

	SHORT-TERM INVESTMENTS - 0.6%
12,962	Invesco Government & Agency Portfolio, Institutional Class - 1.88% (b)	12,962
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,962)	12,962
	TOTAL INVESTMENTS (Cost $2,279,295) - 100.4%	2,091,057
	Liabilities in Excess of Other Assets - (0.4)%	(7,950)
	NET ASSETS - 100.0%	$2,083,107

	Percentages are stated as a percent of net assets.

SS	Stapled Security.
(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.
At July 31, 2022, the market value of these securities total $117,834, which represents 5.66% of net assets.

(b)	Rate shown is the annualized seven-day yield as of July 31, 2022.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

AAM S&P Developed Markets High Dividend Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,002,910	$-	$-	$2,002,910
Prefered Stocks	75,185	-	-	75,185
Short-Term Investments	12,962	-	-	12,962
Total Investments in Securities	$2,091,057	$-	$-	$2,091,057

^See Schedule of Investments for breakout of investments by country classifications.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.